Long Term Debt (Second Lien Term Loan Facility) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended			12 Months Ended					12 Months Ended				0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 25, 2014 Second Lien Term Loan Facility	Apr. 25, 2013 Second Lien Term Loan Facility	Jun. 30, 2014 Second Lien Term Loan Facility		Jun. 30, 2013 Second Lien Term Loan Facility	Dec. 31, 2013 Second Lien Term Loan Facility		Apr. 25, 2013 Second Lien Term Loan Facility	Dec. 31, 2012 Second Lien Term Loan Facility		Dec. 31, 2013 Second Lien Term Loan Facility Eurodollar	Dec. 31, 2013 Second Lien Term Loan Facility Base Rate	Dec. 31, 2013 Second Lien Term Loan Facility First Year	Dec. 31, 2013 Second Lien Term Loan Facility Second Year	Apr. 25, 2013 Second Lien Term Loan Facility Scenario, Previously Reported	Dec. 31, 2013 Second Lien Term Loan Facility Minimum
Debt Instrument [Line Items]
Aggregate principal amounts of debt offered															$ 300,000,000
Amount of discount													3,900,000		4,500,000
Effective interest rate (percentage)															0.284%
Fees capitalized									7,400,000													7,300,000
Repayments of debt obligations			498,865,000	104,602,000	160,760,000	10,152,000	7,726,000	301,800,000	301,800,000			8,500,000
Borrowings outstanding													297,700,000		297,000,000
Loss on extinguishment of debt	(3,001,000)	0	(3,144,000)	0	(10,622,000)				(3,000,000)
Accrued but unpaid interest															1,800,000
Deferred financing cost written off	6,060,000	0	6,896,000	0						6,100,000
Outstanding balance	$ 901,324,000		$ 901,324,000		$ 426,942,000	$ 149,320,000				$ 0	[1]		$ 293,821,000	[1],[2]		$ 0	[2]
Percentage of principal amount payable in each quarter													0.25%
Interest rate spread (percentage)																		7.25%
Interest rate terms																			Base rate loans bear interest at a rate per annum equal to the greatest of (i) 2.25%, (ii) the agent bank's reference rate, (iii) the federal funds effective rate plus 50 basis points and (iv) the rate for one month Eurodollar loans plus 100 basis points, plus 625 basis points.
Prepayments of principal amounts subject to premium																				2.00%	1.00%
Interest rate at period end													8.50%
Discount factor used in calculating present value of oil and gas reserves													10.00%
Asset coverage ratio																							150.00%

[1]	Second Lien Term Loan Facility (b) On April 25, 2013, Rice Drilling B entered into a Second Lien Term Loan Facility ("Second Lien Term Loan Facility") with Barclays Bank PLC, as administrative agent, and a syndicate of lenders in an aggregate principal amount of $300.0 million. Rice Drilling B estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $4.5 million. The discount was being amortized over the life of the note using an effective interest rate of 0.284%. Approximately $7.4 million in fees were capitalized in connection with the Second Lien Term Loan Facility. On April 25, 2014, the Company used a portion of the net proceeds from the Senior Notes Offering to repay and retire the Second Lien Term Loan Facility in the amount of $301.8 million. The payment was comprised of repayment of the principal balance of $297.0 million, a pre-payment penalty of $3.0 million and accrued but unpaid interest of $1.8 million. The pre-payment penalty is presented as loss on extinguishment of debt in the condensed consolidated statements of operations for the three months ended June 30, 2014. The pre-payment also resulted in a debt extinguishment and subsequent write-off of the unamortized deferred finance costs of $6.1 million presented in the condensed consolidated statements of operations for the three months ended June 30, 2014.
[2]	Second Lien Term Loan Facility (c) On April 25, 2013, the Company entered into a Second Lien Term Loan Facility ("Second Lien Term Loan Facility") with Barclays Bank PLC, as administrative agent, and a syndicate of lenders in an aggregate principal amount of $300.0 million. The Company estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $4.5 million. The discount is being amortized over the life of the note using an effective interest rate of 0.284% using the effective yield method. As of December 31, 2013, the Company had a balance of $293.8 million relating to the Second Lien Term Loan Facility, this includes borrowings outstanding of $297.7 million less a discount of $3.9 million. The Second Lien Term Loan Facility matures October 25, 2018. Approximately $7.3 million in fees were capitalized in connection with the Second Lien Term Loan Facility.